REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Property and equipment, net	$ 189,395	$ 185,292
Not allocated
Segment Reporting Information [Line Items]
Property and equipment, net	1,617	1,799
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	158,829	147,869
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 28,949	$ 35,624